Fair Value Measurements	9 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). GALIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. GALIC’s Level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities, mortgage-backed securities (“MBS”), non-affiliated common stocks and equity index call options priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 — Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. GALIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

GALIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company's internal investment professionals are a group of approximately 20 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in millions):

	Level 1	Level 2	Level 3	Total
September 30, 2015 (unaudited)
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$12	$36	$15	$63
States, municipalities and political subdivisions	—	3,927	32	3,959
Foreign government	—	13	—	13
Residential MBS	—	2,532	210	2,742
Commercial MBS	—	1,958	39	1,997
Asset-backed securities (“ABS”)	—	3,000	316	3,316
Corporate and other	11	12,521	579	13,111
Total AFS fixed maturities	23	23,987	1,191	25,201
Trading fixed maturities	—	122	—	122
Equity securities	397	33	73	503
Variable annuity assets (separate accounts) (*)	—	595	—	595
Equity options — fixed indexed annuities	—	122	—	122
Other assets — derivatives	—	8	—	8
Total assets accounted for at fair value	$420	$24,867	$1,264	$26,551
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$1,198	$1,198
Other liabilities — derivatives	—	9	—	9
Total liabilities accounted for at fair value	$—	$9	$1,198	$1,207

	Level 1	Level 2	Level 3	Total
December 31, 2014
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$11	$38	$15	$64
States, municipalities and political subdivisions	—	3,627	24	3,651
Foreign government	—	13	—	13
Residential MBS	—	2,970	235	3,205
Commercial MBS	—	2,077	37	2,114
Asset-backed securities	—	2,613	175	2,788
Corporate and other	11	10,771	484	11,266
Total AFS fixed maturities	22	22,109	970	23,101
Trading fixed maturities	—	127	—	127
Equity securities	289	50	47	386
Variable annuity assets (separate accounts) (*)	—	662	—	662
Equity options — fixed indexed annuities	—	322	—	322
Total assets accounted for at fair value	$311	$23,270	$1,017	$24,598
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$1,160	$1,160
Other liabilities — derivatives	—	13	—	13
Total liabilities accounted for at fair value	$—	$13	$1,160	$1,173

December 31, 2013
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$12	$38	$15	$65
States, municipalities and political subdivisions	—	2,910	20	2,930
Foreign government	—	13	—	13
Residential MBS	—	3,115	267	3,382
Commercial MBS	—	2,363	24	2,387
Asset-backed securities	—	1,804	62	1,866
Corporate and other	10	9,316	292	9,618
Total AFS fixed maturities	22	19,559	680	20,261
Trading fixed maturities	—	125	—	125
Equity securities	230	35	8	273
Variable annuity assets (separate accounts) (*)	—	665	—	665
Equity options — fixed indexed annuities	—	272	—	272
Total assets accounted for at fair value	$252	$20,656	$688	$21,596
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$804	$804
Other liabilities — derivatives	—	10	—	10
Total liabilities accounted for at fair value	$—	$10	$804	$814
 (*)   Variable annuity liabilities equal the fair value of variable annuity assets.

The transfers between Level 1 and Level 2 for the years ended December 31, 2014, 2013 and 2012 are reflected in the table below at fair value as of the end of the reporting period (dollars in millions):

	Level 2 To Level 1 Transfers						Level 1 To Level 2 Transfers
	# of Transfers			Fair Value			# of Transfers			Fair Value
	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013	2012
Perpetual preferred stocks	1	—	—	$4	$—	$—	3	—	1	$14	$—	$3
Common stocks	—	2	—	—	18	—	1	—	—	—	—	—
Redeemable preferred stocks	—	1	1	—	5	1	—	—	—	—	—	—

During the first nine months of 2015 (unaudited), there was one common stock transferred from Level 2 to Level 1 and one common stock transferred from Level 1 to Level 2, each with a fair value of less than $1 million.

The transfers from Level 2 to Level 1 are due to increases in trade frequency, resulting in trade data sufficient to warrant classification in Level 1. The transfers from Level 1 to Level 2 are due to decreases in trade frequency, resulting in lack of available trade data sufficient to warrant classification in Level 1. Approximately 5% of the total assets carried at fair value on September 30, 2015 (unaudited), were Level 3 assets. Approximately 74% ($928 million) of the Level 3 assets were priced using non-binding broker quotes, for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by GALIC. Since internally developed Level 3 asset fair values represent approximately 1% of the total assets measured at fair value and less than 11% of GALIC’s shareholder’s equity, changes in unobservable inputs used to determine internally developed fair values would not have a material impact on GALIC’s financial position.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in GALIC’s fixed-indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $1.20 billion at September 30, 2015 (unaudited) and $1.16 billion at December 31, 2014. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives at September 30, 2015 (unaudited). See Note F — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.30% – 2.60% over the risk free rate
Risk margin for uncertainty in cash flows	0.52% reduction in the discount rate
Surrenders	4% – 16% of indexed account value
Partial surrenders	2% – 10% of indexed account value
Annuitizations	1% – 1.5% of indexed account value
Deaths	1.5% – 3.0% of indexed account value
Budgeted option costs	2.25% – 3.5% of indexed account value

The range of adjustments for insurance subsidiary’s credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of GALIC’s individual fixed-indexed annuity products with an expected range of 5% to 11% in the majority of future calendar years (4% to 16% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flows assumptions in the table above would increase the fair value of the fixed-indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

Changes in balances of Level 3 financial assets and liabilities carried at fair value during the nine months ended September 30, 2015 (unaudited) and the years ended December 31, 2014, 2013 and 2012 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2014	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at September 30, 2015
AFS fixed maturities:
U.S. government agency	$15	$—	$—	$—	$—	$—	$—	$15
State and municipal	24	—	—	8	—	—	—	32
Residential MBS	235	(1)	—	—	(22)	35	(37)	210
Commercial MBS	37	—	—	—	(1)	4	(1)	39
Asset-backed securities	175	1	—	158	(36)	28	(10)	316
Corporate and other	484	(2)	(4)	97	(30)	34	—	579
Equity securities	47	(3)	—	35	—	—	(6)	73
Embedded derivatives	(1,160)	99	—	(183)	46	—	—	(1,198)

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2013	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2014
AFS fixed maturities:
U.S. government agency	$15	$—	$—	$—	$—	$—	$—	$15
State and municipal	20	—	1	—	—	3	—	24
Residential MBS	267	4	3	10	(27)	62	(84)	235
Commercial MBS	24	(1)	—	—	—	14	—	37
Asset-backed securities	62	2	(2)	88	(17)	65	(23)	175
Corporate and other	292	3	13	88	(60)	151	(3)	484
Equity securities	8	1	1	31	—	12	(6)	47
Embedded derivatives (*)	(804)	(182)	—	(221)	47	—	—	(1,160)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $58 million in 2014.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2012	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2013
AFS fixed maturities:
U.S. government agency	$20	$(2)	$(3)	$—	$—	$—	$—	$15
State and municipal	15	—	(1)	10	—	—	(4)	20
Residential MBS	315	4	21	3	(47)	65	(94)	267
Commercial MBS	22	(2)	—	—	—	4	—	24
Asset-backed securities	233	4	(3)	9	(49)	9	(141)	62
Corporate and other	212	—	(16)	107	(12)	2	(1)	292
Equity securities	18	—	—	25	—	—	(35)	8
Embedded derivatives (*)	(465)	(182)	—	(192)	35	—	—	(804)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $2 million in 2013.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2011	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2012
AFS fixed maturities:
U.S. government agency	$—	$—	$—	$20	$—	$—	$—	$20
State and municipal	26	—	2	19	(1)	4	(35)	15
Residential MBS	307	3	14	83	(37)	184	(239)	315
Commercial MBS	19	1	2	—	—	—	—	22
Asset-backed securities	220	7	8	40	(33)	12	(21)	233
Corporate and other	266	2	8	65	(33)	10	(106)	212
Trading fixed maturities	1	—	—	—	—	—	(1)	—
Equity securities	4	—	1	10	—	6	(3)	18
Embedded derivatives (*)	(361)	(57)	—	(73)	26	—	—	(465)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $36 million in 2012.

Fair Value of Financial Instruments   The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements are summarized below (in millions):

	Carrying Value	Fair Value	Level 1	Level 2	Level 3
September 30, 2015 (unaudited)
Financial assets:
Cash and cash equivalents	$119	$119	$119	$—	$—
Mortgage loans	809	815	—	—	815
Policy loans	203	203	—	—	203
Total financial assets not accounted for at fair value	$1,131	$1,137	$119	$—	$1,018
Financial liabilities:
Annuity benefits accumulated (*)	$25,564	$24,813	$—	$—	$24,813
Total financial liabilities not accounted for at fair value	$25,564	$24,813	$—	$—	$24,813

December 31, 2014
Financial assets:
Cash and cash equivalents	$222	$222	$222	$—	$—
Mortgage loans	890	892	—	—	892
Policy loans	210	210	—	—	210
Total financial assets not accounted for at fair value	$1,322	$1,324	$222	$—	$1,102
Financial liabilities:
Annuity benefits accumulated (*)	$23,291	$22,901	$—	$—	$22,901
Total financial liabilities not accounted for at fair value	$23,291	$22,901	$—	$—	$22,901

December 31, 2013
Financial assets:
Cash and cash equivalents	$392	$392	$392	$—	$—
Mortgage loans	664	663	—	—	663
Policy loans	219	219	—	—	219
Total financial assets not accounted for at fair value	$1,275	$1,274	$392	$—	$882
Financial liabilities:
Annuity benefits accumulated (*)	$20,458	$19,670	$—	$—	$19,670
Total financial liabilities not accounted for at fair value	$20,458	$19,670	$—	$—	$19,670

(*)	Excludes $199 million, $201 million and $200 million of life contingent annuities in the payout phase at September 30, 2015 (unaudited), December 31, 2014 and 2013, respectively.

The carrying amount of cash and cash equivalents approximates fair value. Fair values for mortgage loans are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.